609-951-4144

weinerm@pepperlaw.com

October 7, 2005

Tia Jenkins

Senior Assistant Chief Accountant

Office of Emerging Growth Companies

Division of Corporation Finance

United States Securities and Exchange Commission

Washington	D.C. 20549

Re:	Fruit of the Loom Unsecured Creditors Trust
Form 10-K
Filed July 29, 2005
File No. 001-08941

Dear Ms. Jenkins:

This letter is submitted on behalf of the Unsecured Creditors Trust (the “UCT”) established for the benefit of certain unsecured creditors of NWI-I, Inc., formerly known as Fruit of the Loom, Inc., in response to your correspondence of September 27, 2005 to Clingman & Hanger Management Associates, LLC, the Trust Administrator of the UCT, regarding the UCT’s annual report on Form 10-K for the fiscal year ended April 30, 2005, filed July 29, 2005. Pursuant to your correspondence, the UCT is simultaneously filing on Form 10-K/A and Form 10-Q/A, respectively, amended and restated versions of its Form 10-K filed July 29, 2005 and its Form 10-Q for the fiscal quarter ended July 31, 2005, filed September 14, 2005.

Each of the Forms 10-K/A and 10-Q/A includes an “Explanatory Statement” immediately following the Table of Contents. The Explanatory Statement clearly discloses that the UCT has not provided audited financial statement in its Exchange Act reports based upon its reliance on a series of no action letters issued by the Division of Corporation Finance. The Explanatory Statement further explains why the UCT believes the prior no action letters permit the inclusion of unaudited financial statement in Exchange Act reports and why the UCT believes that it meets the relevant conditions of the earlier no action letters. Finally, the Explanatory Statement discloses that the UCT filed a request with the Division of Corporation Finance for a similar no action letter, that the UCT withdrew its request for a no action letter without action by the Division of Corporation Finance and that the Division of Corporation Finance has not taken a position on whether the UCT meets the criteria listed in its no action

October 7, 2005

letter request. Enclosed are “marked copies” of each of the Forms 10-K/A and 10-Q/A to expedite your review.

Thank you for your consideration. I am available to discuss this matter further should the Staff wish any additional information. In this regard, please feel free to contact me at 609-951-4144.

Sincerely,

/s/ MICHAEL P. WEINER
Michael P. Weiner

MPW/lp

cc:	W. Edward Clingman, Jr., Trust Administrator
Brian K. Bhandari, Staff Accountant
Kay S. Kress, Esq.